Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	733,761.36
Total Transaction Valuation	5,313,261,120.09
Total Offset Amount	733,761.36
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A